As filed with the Securities and Exchange Commission on November 15, 1995 Registration No. 33-1312



Securities and Exchange Commission
Washington, D.C.  20549




FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      X

                         Pre-Effective Amendment No.

                     Post-Effective Amendment No. 16    X
                                    and/or

                         REGISTRATION STATEMENT UNDER
                   THE INVESTMENT COMPANY ACT OF 1940    x


                             Amendment No. 18   X

                          MARINER MUTUAL FUNDS TRUST
                         370 17th Street, Suite 2700
                               Denver, CO 80202
                                (800) 634-2536


                         STEVEN R. HOWARD, Secretary
                               Baker & McKenzie
                         805 Third Avenue, 23rd Floor
                              New York, NY 10022

                       Calculation of Registration Fee:

Proposed                Proposed
                                          Amount             Maximum
       Maximum               Amount of
    Title of Securities            Being            Offering Price
 Aggregate             Registration
    Being Registered        Registered*           Per Unit***
Offering Price**              Fee

Total Return Equity Fund     609,626             $15.77
$9,613,802               $22.00

New York Tax-Free
Bond Fund                            576,453            $11.53
 $6,646,503                $15.21

European Equity Index
Fund                                   2,001,428             12.54****
    25,097,907                  57.44

North American Fund          (59,655)               9.83****
(586,409)                     ---

Small Cap Fund                   (606,063)           17.32
(10,497,011)                     ---

Fixed Income Fund                (83,566)           10.62
(887,471)                     ---

Short-Term Fixed Income
Fund                                       231,067           10.11
       2,336,087                   5.35

U.S. Government Securities
Fund                                       (42,324)           10.38
        (439,323)                       --

International Equity Fund    (1,760,552)           9.70
(17,077,354)                       --
                                         __________
     ___________                  _____

Total                                       866,414
        $14,206,731                $100.00
                                         __________
     ___________                  _____
                                         __________
     ___________                  _____





*
 Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to rule 24f-2 under the Investment Company Act of 1940.


**
 The calculation of the maximum aggregate offering price is made pursuant to rule 24e-2(a) under the Investment Company Act of 1940 and is based on the following: the total amount of securities redeemed or repurchased of the Registrant's series indicated above during the fiscal year ended December 31, 1994 was 1,078,661 securities of the Total Return Equity Fund; 1,469,467 securities of the New York Tax-Free Bond Fund; 2,026,052 securities of the European Equity Index Fund; 71,343 securities of the North America Fund; 217,556 securities of the Small Cap Fund; 1,449,568 securities of the Fixed Income Fund; 638,947 of the Short-Term Fixed Income Fund; 173,394 securities of the U.S. Government Securities Fund and 159,180 securities of the International Equity Fund.

*** Unless otherwise indicated, amount represents the maximum offering price per unit as of November 6, 1995.

**** Maximum offering price per unit on the last day of fund's operations.


  It is proposed that this filing will become effective (check appropriate box):


     X
    immediately upon filing pursuant to paragraph (b);


    on (date) pursuant to paragraph (b);


    60 days after filing pursuant to paragraph (a);


    on (date) pursuant to paragraph (a) of rule 485.


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                  Signature
Title                                                  Date



W. Robert Alexander

President                                         November 15, 1995



Mark A. Pougnet

 Vice President and Treasurer

  (Principal Financial and                November 15, 1995

   Accounting Officer)


Wolfe J. Frankl*
Trustee                                         November 15, 1995


John P. Pfann*
Trustee and Chairman                 November 15, 1995



Robert A. Robinson*                                                    Trustee
                                     November 15, 1995







*Pursuant to Power of Attorney previously filed.